Schedule of Acquisition of Cash Flows (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Aug. 31, 2024
Investment In Subsidiaries
Consideration paid in cash
Less – acquired cash and cash equivalents	1,108
Total	₪ 1,108	₪ (253)
Cash and cash equivalents received
Less cash and cash equivalents of the subsidiary		₪ (253)